                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mendon Capital Advisors Corp.
                 -------------------------------
   Address:      150 Allens Creek Road
                 -------------------------------
                 Rochester, NY 14618
                 -------------------------------

Form 13F File Number: 028-10662
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Anton Schutz
         -------------------------------
Title:   President
         -------------------------------
Phone:   585-770-1770
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Anton Schutz            Rochester, NY 14618   November 15, 2010
   -------------------------------    -------------------   -----------------
            [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 133
                                        --------------------

Form 13F Information Table Value Total: $208,035
                                        --------------------
                                           (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    01        028-02744                    Burnham Asset Management Corp.
    ------        ----------------         ---------------------------------

    [Repeat as necessary.]

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
            ITEM 1             ITEM 2    ITEM 3   ITEM 4      ITEM 5      ITEM 6  ITEM 7        ITEM 8
----------------------------- -------- --------- ------- ---------------- ------- ------ -------------------
                              TITLE OF            VALUE  SH/PRN  SH/ PUT/ INVSTMT OTHER    VOTING AUTHORITY
            ISSUER             CLASS     CUSIP   (x1000) AMOUNT  PRN CALL DISCRTN  MGRS   SOLE   SHARED NONE
INVESCO LTD                     SHS    G491BT108    1061   50000           OTHER    01    50000     0    0
LAZARD LTD                     SHS A   G54050102    3508  100000           OTHER    01    100000    0    0
ALLIANCE FINANCIAL CORP NY      COM    019205103     378   12500            SOLE          12500     0    0
ALLIANCE FINANCIAL CORP NY      COM    019205103    1134   37500           OTHER    01    37500     0    0
AMERIS BANCORP                  COM    03076K108     468   50000           OTHER    01    50000     0    0
BANCORP RHODE ISLAND INC        COM    059690107     419   15000            SOLE          15000     0    0
BANCORP RHODE ISLAND INC        COM    059690107    1630   58378           OTHER    01    58378     0    0
BANK OF AMERICA CORPORATION     COM    060505104    1639  125000           OTHER    01    125000    0    0
BANK OF NEW YORK MELLON CORP    COM    064058100     523   20000            SOLE          20000     0    0
BANK OF NEW YORK MELLON CORP    COM    064058100    2744  105000           OTHER    01    105000    0    0
BANK OF NEW YORK MELLON CORP    COM    064058100     131    5000           OTHER           5000     0    0
BAR HARBOUR BANKSHARES          COM    066849100     186    6707            SOLE           6707     0    0
BAR HARBOUR BANKSHARES          COM    066849100     471   17000           OTHER    01    17000     0    0
BEACON FED BANCORP              COM    073582108     612   58724            SOLE          58724     0    0
BEACON FED BANCORP              COM    073582108    2705  259641           OTHER    01    259641    0    0
BENEFICIAL MUTUAL BANCORP INC   COM    08173R104     215   24000            SOLE          24000     0    0
BENEFICIAL MUTUAL BANCORP INC   COM    08173R104    1606  179000           OTHER    01    179000    0    0
BENEFICIAL MUTUAL BANCORP INC   COM    08173R104     108   12000           OTHER          12000     0    0
BERKSHIRE HILLS BANCORP         COM    084680107     474   25000           OTHER    01    25000     0    0
BRYN MAWR BANK                  COM    117665109     431   25000           OTHER    01    25000     0    0
CAPITAL BK CORP                 COM    139793103      83   50000            SOLE          50000     0    0
CAPITAL BK CORP                 COM    139793103      17   10000           OTHER          10000     0    0
CENTERSTATE BANKS               COM    15201P109    1710  199250            SOLE          199250    0    0
CENTERSTATE BANKS               COM    15201P109    7424  865250           OTHER    01    865250    0    0
CENTERSTATE BANKS               COM    15201P109     108   12600           OTHER          12600     0    0
CHICOPEE BANCORP                COM    168565109     772   68476            SOLE          68476     0    0
CHICOPEE BANCORP                COM    168565109     642   56903           OTHER    01    56903     0    0
CITIGROUP INC                   COM    172967101    3910 1000000           OTHER    01   1000000    0    0
CITIZENS SOUTH BKG CP DEL       COM    176682102    2033  406555            SOLE          406555    0    0
CITIZENS SOUTH BKG CP DEL       COM    176682102    3244  648740           OTHER    01    648740    0    0
CNB FINL CORP PA                COM    126128107     496   36072           OTHER    01    36072     0    0
CNB FINL CORP PA                COM    126128107     116   20000           OTHER          20000     0    0
COLUMBIA BKG SYS INC            COM    197236102     393   20000            SOLE          20000     0    0
COLUMBIA BKG SYS INC            COM    197236102    2246  114300           OTHER    01    114300    0    0
COLUMBIA BKG SYS INC            COM    197236102     246   12500           OTHER          12500     0    0
COMERICA INC                    COM    200340107    1672   45000           OTHER    01    45000     0    0
CONNECTICUT BK&TR CO HART NE    COM    207546102     518  103630            SOLE          103630    0    0
CONNECTICUT BK&TR CO HART NE    COM    207546102     657  131474           OTHER    01    131474    0    0
COWEN HOLDINGS GROUP INC        CL A   223622101    1474  448053            SOLE          448053    0    0
COWEN HOLDINGS GROUP INC        CL A   223622101    5790 1759994           OTHER    01   1759994    0    0
EVERCORE PARTNERS               CL A   29977A105    1144   40000            SOLE          40000     0    0
EVERCORE PARTNERS               CL A   29977A105    4578  160000           OTHER    01    160000    0    0
FEDFIRST FINL CORP              COM    31429X101     224   20000            SOLE          20000     0    0
FEDFIRST FINL CORP              com    31429X101     224   20000           OTHER    01    20000     0    0
FIRST CALIFORNIA FINANCIAL      COM    319395109     427  174250            SOLE          174250    0    0
FIRST CALIFORNIA FINANCIAL      COM    319395109    2406  981850           OTHER    01    981850    0    0
FIRST CALIFORNIA FINANCIAL      COM    319395109     172   69500           OTHER          69500     0    0
FIRST HORIZON NATIONAL CORP     COM    320517105    2320  203314           OTHER    01    203314    0    0
FIRST UNITED BANCORP INC FLA    COM    33740N105    1990  309500            SOLE          309500    0    0
FIRST UNITED BANCORP INC FLA    COM    33740N105    7460 1160200           OTHER    01   1160200    0    0
FIRST UNITED BANCORP INC FLA    COM    33740N105     102   15849           OTHER          15849     0    0
FIRSTMERIT CORP                 COM    337915102    6046  330000           OTHER    01    330000    0    0
FLAGSTAR BANCORP INC            COM    337930507      91   50000            SOLE          50000     0    0
FLAGSTAR BANCORP INC            COM    337930507     437  240000           OTHER    01    240000    0    0
GLEACHER & CO INC               COM    377341102     409  254200            SOLE          254200    0    0
GLEACHER & CO INC               COM    377341102    4523 2809400           OTHER    01   2809400    0    0
GUARANTY BANCORP                COM    40075t102     636  400000           OTHER    01    400000    0    0
HILLTOP HOLDINGS INC            COM    432748101     954   99575            SOLE          99575     0    0
HILLTOP HOLDINGS INC            COM    432748101    3181  332054           OTHER    01    332054    0    0

HILLTOP HOLDINGS INC            COM    432748101      96   10000           OTHER          10000     0    0
HORIZON BANCORP                 COM    440407104      92    4000           OTHER           4000     0    0
IBERIA BANK CORP                COM    450828108     827   16550           OTHER    01    16550     0    0
IBERIA BANK CORP                COM    450828108      60    1200           OTHER           1200     0    0
INVESCO MORTGAGE CAPITAL        COM    46131B100    3754  174449           OTHER    01    174449    0    0
INVESTORS BANCORP               COM    46146P102     947   80000            SOLE          80000     0    0
INVESTORS BANCORP               COM    46146P102    4659  393500           OTHER    01    393500    0    0
JP MORGAN CHASE & CO            COM    46625H100     952   25000           OTHER    01    25000     0    0
KEYCORP                         COM    493267108     398   50000           OTHER    01    50000     0    0
MAJESTIC CAPITAL LTD            SHS    G5760d103     146  394494            SOLE          394494    0    0
MAJESTIC CAPITAL LTD            SHS    G5760d103     180  486936           OTHER    01    486936    0    0
MB FINANCIAL INC                COM    55264U108     406   25000           OTHER    01    25000     0    0
MERIDIAN INTERSTATE BANCORP     COM    58964Q104     264   25000            SOLE          25000     0    0
MERIDIAN INTERSTATE BANCORP     COM    58964Q104     527   50000           OTHER    01    50000     0    0
METLIFE INC                     COM    59156R108    2307   60000           OTHER    01    60000     0    0
MIDSOUTH BANCORP                COM    598039105     212   15000            SOLE          15000     0    0
MIDSOUTH BANCORP                COM    598039105     212   15000           OTHER    01    15000     0    0
MIDSOUTH BANCORP                COM    598039105     142   10000           OTHER          10000     0    0
MORGAN STANLEY                  COM    617446448    3085  125000           OTHER    01    125000    0    0
NEW YORK CMNTY BANCORP INC      COM    649445103     813   50000           OTHER    01    50000     0    0
NORTHWEST BANCORP               COM    667340103    2683  240000           OTHER    01    240000    0    0
OLD NATL BANCORP                COM    680033107     210   20000            SOLE          20000     0    0
OLD NATL BANCORP                COM    680033107     840   80000           OTHER    01    80000     0    0
OMNIAMERICAN BANCORP            COM    68216R107     902   80000           OTHER    01    80000     0    0
ORIENTAL FINL GROUP             COM    68618W100     519   39000            SOLE          39000     0    0
ORIENTAL FINL GROUP             COM    68618W100    4503  338600           OTHER    01    338600    0    0
ORITANI FINL CORP               COM    686323106     161   16150            SOLE          16150     0    0
ORITANI FINL CORP               COM    686323106     645   64600           OTHER    01    64600     0    0
ORITANI FINL CORP               COM    686323106      55    5550           OTHER           5550     0    0
PACIFIC CONTINENTAL CORP        COM    69412V108     136   15000           OTHER          15000     0    0
PARKVALE FINL CORP              COM    701492100     105   17024           OTHER    01    17024     0    0
PENNYMAC MTG INV TR             COM    70931T103    2093  117700            SOLE          117700    0    0
PENNYMAC MTG INV TR             COM    70931T103    9441  527736           OTHER    01    527736    0    0
PEOPLES UNITED FINANCIAL INC    COM    712704105    3731  285000           OTHER    01    285000    0    0
PEOPLES UNITED FINANCIAL INC    COM    712704105      98    7500           OTHER           7500     0    0
PMI GROUP INC                   COM    69344M101     991  270000            SOLE          270000    0    0
PMI GROUP INC                   COM    69344M101    5432 1480000           OTHER    01   1480000    0    0
PNC FINL SVCS GROUP INC         COM    693475105    2855   55000            SOLE          55000     0    0
POPULAR INC                     COM    733174106     739  254666            SOLE          254666    0    0
POPULAR INC                     COM    733174106    3772 1300666           OTHER    01   1300666    0    0
POPULAR INC                     COM    733174106     124   42663           OTHER          42663     0    0
PORTER BANCORP INC              COM    736233107    1274  126919            SOLE          126919    0    0
PORTER BANCORP INC              COM    736233107    5041  502106           OTHER    01    502106    0    0
RADIAN GROUP                    COM    750236101     547   70000            SOLE          70000     0    0
RADIAN GROUP                    COM    750236101    2190  280000           OTHER    01    280000    0    0
ROME BANCORP INC                COM    77587P103    1772  189753            SOLE          189753    0    0
ROME BANCORP INC                COM    77587P103     266   28522           OTHER    01    28522     0    0
SEACOST BANK CORP FLA           COM    811707306     420  344137            SOLE          344137    0    0
SEACOST BANK CORP FLA           COM    811707306    2195 1799138           OTHER    01   1799138    0    0
SCBT FINL CORP                  COM    78401V102     156    5000           OTHER    01     5000     0    0
STATE STREET CORP               COM    857477103    2825   75000           OTHER    01    75000     0    0
STERLING BANCORP                COM    859158107     869  100000           OTHER    01    100000    0    0
TFS FINANCIAL CORP              COM    87240R107     230   25000            SOLE          25000     0    0
TFS FINANCIAL CORP              COM    87240R107    9511 1034975           OTHER    01   1034975    0    0
TWO HARBORS INVT CORP           COM    90187B101    1410  156312            SOLE          156312    0    0
TWO HARBORS INVT CORP           COM    90187B101    7368  816894           OTHER    01    816894    0    0
UNITED CMNTY BKS BLAIRSVILLE  CAP STK  90984P105     133   59500            SOLE          59500     0    0
UNITED CMNTY BKS BLAIRSVILLE  CAP STK  90984P105    2549 1137866           OTHER    01   1137866    0    0
UNITED WESTERN BANCORP          COM    913201109      80  200000            SOLE          200000    0    0
UNITED WESTERN BANCORP          COM    913201109     620 1550170           OTHER    01   1550170    0    0
UNITED WESTERN BANCORP          COM    913201109       8   19000           OTHER          19000     0    0
US BANCORP                      COM    902973304    2162  100000           OTHER    01    100000    0    0
UMPQUA HOLDINGS                 COM    904214103    1247  110000           OTHER    01    110000    0    0
UMPQUA HOLDINGS                 COM    904214103     102    9000           OTHER           9000     0    0
VIEWPOINT FINL GROUP            COM    926727108    1827  197540            SOLE          197540    0    0
VIEWPOINT FINL GROUP            COM    926727108    6014  650162           OTHER    01    650162    0    0

WASHINGTON BKG CO OAK HBR WA    COM    937303105     661   47700           OTHER    01    47700     0    0
WASHINGTON FEDERAL INC          COM    938824109     153   10000            SOLE          10000     0    0
WASHINGTON FEDERAL INC          COM    938824109    1757  115000           OTHER    01    115000    0    0
WASHINGTON FEDERAL INC          COM    938824109     137    9000           OTHER           9000     0    0
WELLS FARGO                     COM    949746101     188    7500            SOLE           7500     0    0
WELLS FARGO                     COM    949746101    1256   50000           OTHER    01    50000     0    0
WSFS FINL CORP                  COM    929328102    1560   41600           OTHER    01    41600     0    0
WSFS FINL CORP                  COM    929328102      75    2000           OTHER           2000     0    0